Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The EAFE Fund (the “Fund”)

Supplement dated June 19, 2019 to the Prospectuses and the Statement of Additional

Information (“SAI”), each dated April 30, 2019

Effective on or about July 1, 2019, Kavé Sigaroudinia will no longer be a Portfolio Manager for the Fund.

Therefore, as of such date, the Prospectuses and the SAI are revised to remove all references to Kavé Sigaroudinia as a Portfolio Manager for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE